Miscellaneous (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Judicial deposits	$ 43,168	$ 44,854
Tax credits	27,563	22,402
Prepaid property and equipment	9,775	10,317
Notes receivable	4,241	4,406
Rent deposits	2,908	3,273
Others	11,394	13,039
Miscellaneous	$ 99,049	$ 98,291